LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [Abstract]
Schedule of Basic Earnings Per Ordinary Share
	December 31, 2024	December 31, 2023	December 31, 2022
‘A’ ordinary shares	359,193,482	153,099,405	134,939,327

Basic loss per share denominator	359,193,482	153,099,405	134,939,327

Reconciliation to weighted average loss per share denominator:
Number of ‘A’ ordinary shares at January 1 (Note 19)	165,865,882	164,985,882	96,162,410
Weighted average number of ‘A’ ordinary shares issued during the year*	205,883,200	669,123	51,332,517
Weighted average number of treasury shares	(12,555,600)	(12,555,600)	(12,555,600)

Basic loss per share denominator	359,193,482	153,099,405	134,939,327

*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Schedule of Diluted Earnings Per Ordinary Share
	December 31, 2024	December 31, 2023	December 31, 2022
Potentially Dilutive Instruments:
Issuable on exercise of options (Note 20)	-	186,908	2,752,153
Issuable on exercise of warrants to Perceptive (Note 23)	20,173,151	-	-
Issuable on conversion of Exchangeable notes (Note 23)	38,391	38,391	1,436,463
Issuable on conversion of Convertible notes (Note 23)	24,691,358	24,691,358	16,370,709

Total number of potentially dilutive instruments excluded from the weighted average number of ‘A’ ordinary shares in calculating dilutive loss per ‘A’ ordinary share	44,902,900	24,916,657	20,559,325

Schedule of Basic Earning Per ADS
	December 31, 2024	December 31, 2023	December 31, 2022
ADS	17,959,674	7,654,970	6,746,966

Basic loss per ADS denominator	17,959,674	7,654,970	6,746,966

Reconciliation to weighted average loss per ADS denominator:
Number of ADS at January 1 (Note 19)	8,293,294	8,249,294	4,808,120
Weighted average number of shares issued during the year*	10,294,160	33,456	2,566,626
Weighted average number of treasury shares	(627,780)	(627,780)	(627,780)

Basic loss per ADS denominator	17,959,674	7,654,970	6,746,966

*The weighted average number of ADSs issued during the year is calculated by taking the number of ADSs issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Schedule of Diluted Earning Per ADS
	December 31, 2024	December 31, 2023	December 31, 2022
Potentially Dilutive Instruments:
Issuable on exercise of options (Note 20)	-	9,345	137,608
Issuable on exercise of warrants to Perceptive (Note 23)	1,008,658	-	-
Issuable on conversion of Exchangeable notes (Note 23)	1,920	1,920	71,823
Issuable on conversion of Convertible notes (Note 23)	1,234,568	1,234,568	818,535

Total number of potentially dilutive instruments excluded from the weighted average number of ADS in calculating dilutive loss per ADS	2,245,146	1,245,833	1,027,966